Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (Unaudited) [Abstract]
Selected Quarterly Financial Data (Unaudited)

12. Selected Quarterly Financial Data (Unaudited)

The following tables present a summary of quarterly results of operations for 2012 and 2011:

	Three Months Ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
	(in thousands, except per share data)
Consolidated Statement of Operations Data:
Total revenues	$—	$—	$—	$—
Total operating loss	(4,205)	(4,285)	(3,594)	(2,253)
Other income (expense), net	(263)	453	1,247	332

Net loss	(4,468)	(3,833)	(2,347)	(1,921)
Dividends on preferred stock	(50)	(51)	(44)	(38)

Net loss applicable to common stockholders	$(4,518)	$(3,884)	$(2,391)	$(1,959)

Basic and diluted loss per common share	$(0.04)	$(0.03)	$(0.02)	$(0.02)
Weighted average number of common shares outstanding – basic and diluted	110,775	112,267	113,167	115,948

	Three Months Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
	(in thousands, except per share data)
Consolidated Statement of Operations Data:
Total revenues	$—	$—	$—	$—
Total operating loss	(4,193)	(5,379)	(7,471)	(4,398)
Other income (expense), net	(811)	844	1,028	945

Net loss	(5,004)	(4,535)	(6,443)	(3,453)
Dividends on preferred stock	(70)	(64)	(59)	(54)

Net loss applicable to common stockholders	$(5,074)	$(4,599)	$(6,502)	$(3,507)

Basic and diluted loss per common share	$(0.05)	$(0.04)	$(0.06)	$(0.03)
Weighted average number of common shares outstanding – basic and diluted	97,991	105,794	109,100	110,017